FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	December 31,
	2022	2021
Financial assets:

Marketable securities – Level 1	$6,375	$18,541

Schedule of Company's Financial Liabilities
Balance on December 31, 2022:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,036	$-	$-	$-	$-	$-	$1, 036
Employees and payroll accruals	1,987	-	-	-	-	-	1,987
Other payables	1,617	-	-	-	-	-	1,617
Leases liability	943	819	131	70	41	21	2,025
Liabilities in respect of government grants	79	251	573	1,085	1,841	1,962	5,791

	$5,662	$1,070	$704	$1,155	$1,882	$1,983	$12,456

Balance on December 31, 2021:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,463	$-	$-	$-	$-	$-	$1,463
Employees and payroll accruals	2,662	-	-	-	-	-	2,662
Other payables	1,519	-	-	-	-	-	1,519
Leases liability	975	928	814	115	73	64	2,969
Liabilities in respect of government grants	89	233	490	847	1,449	1,359	4,467

	$6,708	$1,161	$1,304	$962	$1,522	$1,423	$13,080

Schedule of Sensitivity Tests Relating to Changes in Market Factors
	December 31,
	2022	2021

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(69)	$(639)
Decrease of 5% in exchange rate	$69	$639

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$319	$927
Decrease of 5% in market price	$(319)	$(927)